Schedule of investments

Delaware Investments® National Municipal Income Fund

June 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 146.60%			Municipal Bonds (continued)
Corporate Revenue Bonds - 13.10%			Corporate Revenue Bonds (continued)
Buckeye, Ohio Tobacco			Tobacco Settlement Financing
Settlement Financing			Corporation, Louisiana
Authority			Asset-Backed Note
Asset-Backed Senior Turbo			Series A 5.25% 5/15/35	460,000	$502,453
Series A-2 5.875% 6/1/47	500,000	$490,690	Tobacco Settlement Financing
Central Plains Energy Project			Corporation, New Jersey
Revenue, Nebraska			Series A 5.00% 6/1/46	130,000	145,240
(Project No. 3)			Series B 5.00% 6/1/46	335,000	359,636
Series A 5.00% 9/1/36	225,000	289,019	TSASC Revenue, New York
Commonwealth Financing			(Settlement) Series A
Authority Revenue,			5.00% 6/1/41	60,000	65,418
Pennsylvania			Valparaiso, Indiana
(Tobacco Master			(Pratt Paper Project) 7.00%
Settlement Payment)			1/1/44 (AMT)	240,000	281,038
4.00% 6/1/39 (AGM)	1,015,000	1,105,152
Florida Development Finance					8,716,886
Surface Transportation			Education Revenue Bonds - 27.36%
Facilities Revenue			Arizona Industrial
(Virgin Trains USA			Development Authority
Passenger Rail Project)			Revenue
Series A 144A 6.50%			(American Charter Schools
1/1/49#•	475,000	461,990	Foundation Project) 144A
Golden State Tobacco			6.00% 7/1/47 #	330,000	370,471
Securitization, California			California Educational
Series A-1 5.00% 6/1/47	250,000	250,313	Facilities Authority Revenue
Louisiana Local Government			(Loma Linda University)
Environmental Facilities &			Series A 5.00% 4/1/47	500,000	577,345
Community Development			(Stanford University)
Authority			Series V-1 5.00% 5/1/49	1,000,000	1,475,470
(Westlake Chemical)			East Hempfield Township,
Series A 6.50% 8/1/29	645,000	678,850	Pennsylvania Industrial
Series A-1 6.50% 11/1/35	255,000	270,193	Development Authority
M-S-R Energy Authority,			(Student Services Income -
California Gas			Student Housing Project)
Series B 6.50% 11/1/39	250,000	377,117	5.00% 7/1/35	1,000,000	1,059,710
Series C 7.00% 11/1/34	1,000,000	1,500,680	Health & Educational Facilities
New York Transportation			Authority of the State of
Development			Missouri
(Delta Air Lines, Inc. -			(St. Louis College of
LaGuardia Airport			Pharmacy Project) 5.25%
Terminals C&D			5/1/33	500,000	539,125
Redevelopment Project)			(Washington University)
4.00% 1/1/36 (AMT)	750,000	803,183	Series B 5.00% 11/15/30	600,000	648,990
Shoals, Indiana			Illinois Finance Authority
(National Gypsum Project)			Revenue
7.25% 11/1/43 (AMT)	310,000	343,951	(CHF- Chicago, L. L. C. -
Suffolk County, New York			University Of Illinois at
Tobacco Asset			Chicago Project) Series A
Securitization			5.00% 2/15/50	460,000	511,129
Series B 5.00% 6/1/32	750,000	791,963

(continues) NQ- OV9 [6/19] 8/19 (919246) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Education Revenue Bonds (continued)
Illinois Finance Authority			Philadelphia, Pennsylvania
Revenue			Authority for Industrial
(Chicago International			Development
Charter School Project)			(1st Philadelphia
5.00% 12/1/47	535,000	$587,350	Preparatory College)
Kent County, Delaware			Series A 7.25% 6/15/43	370,000	$427,128
Student Housing and			Phoenix, Arizona Industrial
Dining Facilities Revenue			Development Authority
(CHF-Dover, L. L. C. -			Revenue
Delaware State University			(Rowan University Project)
Project) Series A 5.00%			5.00% 6/1/42	1,000,000	1,070,800
7/1/53	115,000	127,504	Pima County, Arizona
Louisiana Public Facilities			Industrial Development
Authority Revenue			Authority Education
(Provident Group-Flagship			Revenue
Properties) Series A 5.00%			(Edkey Charter School
7/1/56	500,000	558,380	Project) 6.00% 7/1/48	500,000	497,945
Maryland Health & Higher			Private Colleges & Universities
Educational Facilities			Authority Revenue, Georgia
Authority			(Mercer University) Series A
(Loyola University) Series A			5.00% 10/1/32	135,000	142,252
5.00% 10/1/39	650,000	708,747	Swarthmore Borough
Massachusetts Development			Authority, Pennsylvania
Finance Agency			(Swarthmore College
(Umass Boston Student			Project) 5.00% 9/15/32	490,000	559,311
Housing Project) 5.00%			Troy, New York Capital
10/1/48	285,000	319,305	Resource Revenue
Montgomery County,			(Rensselaer Polytechnic)
Pennsylvania Higher			Series A 5.125% 9/1/40	600,000	622,776
Education & Health			University of California
Authority Revenue			Series AI 5.00% 5/15/32	1,000,000	1,134,970
(Arcadia University) 5.25%			Series AZ 5.25% 5/15/58	465,000	565,412
4/1/30	550,000	561,847	University of Texas System
New Hope, Texas Cultural			Revenue Financing System
Education Facilities			Bonds
(Chief-Collegiate Housing-			Series B 5.00% 8/15/49	1,000,000	1,450,460
Tarleton St. ) Series A			Wyoming Community
5.00% 4/1/34	1,000,000	1,072,270	Development Authority
New York City, New York Trust			Student Housing Revenue
For Cultural Resources			(CHF-Wyoming LLC)
(Whitney Museum of			6.50% 7/1/43	250,000	263,305
American Art) 5.00%
7/1/31	500,000	526,020			18,209,632
New York State Dormitory			Electric Revenue Bonds - 3.28%
Authority			JEA Electric System Revenue,
(Columbia University)			Florida
5.00% 10/1/41	600,000	636,990	Series A 5.00% 10/1/33	355,000	398,022
Pennsylvania State University			Long Island Power Authority,
Series A 5.00% 9/1/47	1,000,000	1,194,620	New York Electric System
			Revenue
			5.00% 9/1/47	305,000	361,870

2 NQ- OV9 [6/19] 8/19 (919246)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Electric Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Long Island Power Authority,			California Health Facilities
New York Electric System			Financing Authority
Revenue			Revenue
Series A 5.00% 9/1/44	250,000	$282,913	(Kaiser Permanente)
Series B 5.00% 9/1/46	130,000	151,761	Series A-2 4.00% 11/1/44	460,000	$502,752
Philadelphia, Pennsylvania			Series A-2 5.00% 11/1/47	400,000	570,584
Gas Works Revenue			California Statewide
(1998 General Ordinance			Communities Development
Fifteenth Series) 5.00%			Authority
8/1/47	500,000	581,695	(Loma Linda University
Puerto Rico Electric Power			Medical Center) Series A
Authority Revenue			144A 5.25% 12/1/56 #	760,000	847,787
Series WW 5.00% 7/1/28 ‡	305,000	239,425	Capital Trust Agency, Florida
Series CCC 5.25%			(Tuscan Gardens Senior
7/1/27‡	215,000	169,313	Living Center) Series A
			7.00% 4/1/49	375,000	364,455
		2,184,999	Colorado Health Facilities
Healthcare Revenue Bonds - 30.87%			Authority Revenue
Alabama Special Care			(Healthcare Facilities -
Facilities Financing			American Baptist) 8.00%
Authority-Birmingham			8/1/43	330,000	374,682
Alabama			Cuyahoga County, Ohio
(Methodist Home for the			Hospital Revenue
Aging) 6.00% 6/1/50	500,000	562,110	(The Metrohealth System)
Allegheny County Hospital,			5.50% 2/15/57	1,000,000	1,148,180
Pennsylvania Development			Idaho Health Facilities
Authority			Authority Revenue
(Allegheny Health Network			(St. Luke’s Health System
Obligated Group Issue)			Project) Series A 5.00%
Series A 4.00% 4/1/44	300,000	321,531	3/1/33	1,250,000	1,496,413
Arizona Health Facilities			Kalispell, Montana
Authority Revenue			(Immanuel Lutheran
(Catholic Healthcare West)			Corporation Project)
Series D 5.00% 7/1/28	500,000	501,135	Series A 5.25% 5/15/37	700,000	749,952
Arizona Industrial			Lycoming County,
Development Authority			Pennsylvania Authority
Revenue			Health System Revenue
(Great Lakes Senior Living			(Susquehanna Health
Communities LLC Project)			System Project) Series A
Series A 5.00% 1/1/54	190,000	209,416	5.50% 7/1/28-1/	500,000	500,000
Series B 5.00% 1/1/49	70,000	76,084	Maine Health & Higher
Series B 5.125% 1/1/54	85,000	92,934	Educational Facilities
Berks County, Pennsylvania			Authority Revenue
Industrial Development			(Maine General Medical
Authority Revenue			Center) 6.75% 7/1/41	300,000	324,018
(Tower Health Project)			Maricopa County, Arizona
5.00% 11/1/50	1,000,000	1,143,860	Industrial Development
			Authority Health Facilities
			Revenue
			(Catholic Healthcare West)
			Series A 6.00% 7/1/39	500,000	501,610

(continues) NQ- OV9 [6/19] 8/19 (919246) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Maryland Health & Higher			Orange County, Florida Health
Educational Facilities			Facilities Authority Revenue
Authority			(Mayflower Retirement
(University Of Maryland			Center)
Medical System Issue)			5.00% 6/1/32	400,000	$417,036
Series D 4.00% 7/1/48	255,000	$272,809	5.00% 6/1/36	250,000	259,727
Miami-Dade County, Florida			5.125% 6/1/42	750,000	778,860
Health Facilities Authority			Oregon State Facilities
Revenue			Authority Revenue
(Nicklaus Children’s			(Peacehealth Project)
Hospital Project) 5.00%			Series A 5.00% 11/15/29	500,000	570,075
8/1/47	200,000	232,362	Palm Beach County Health
Michigan Finance Authority			Facilities Authority, Florida
Revenue			(Sinai Residences Boca
(Beaumont Health Credit			Raton Project)
Group) 5.00% 11/1/44	1,000,000	1,134,600	Series A 7.25% 6/1/34	20,000	22,475
Montgomery County Higher			Series A 7.50% 6/1/49	105,000	118,589
Education & Health			Palomar Health, California
Authority Revenue
(Thomas Jefferson			5.00% 11/1/39	130,000	146,106
University) 4.00% 9/1/49	750,000	794,813	Tarrant County, Texas Cultural
Moon, Pennsylvania Industrial			Education Facilities Finance
Development Authority			(Buckner Senior Living -
(Baptist Homes Society			Ventana Project) 6.75%
Obligation) 6.125%			11/15/47	250,000	285,135
7/1/50	750,000	810,983	Westminster, Maryland
New Hope, Texas Cultural			(Lutheran Village Millers
Education Facilities			Grant Inc. ) 6.00% 7/1/34	500,000	538,090
(Cardinal Bay Inc. )			Wisconsin Health &
Series A1 5.00% 7/1/51	135,000	152,027	Educational Facilities
			Authority
Series B 4.75% 7/1/51	160,000	173,880	(Covenant Communities,
New Jersey Health Care			Inc. Project) Series B
Facilities Financing			5.00% 7/1/53	1,000,000	1,061,830
Authority Revenue			Yavapai County, Arizona
(St. Peters University			Industrial Development
Hospital) 6.25% 7/1/35	300,000	320,118	Authority Revenue
New York State Dormitory			(Yavapai Regional Medical
Authority			Center) Series A 5.00%
(Orange Regional Medical			8/1/28	720,000	800,338
Center) 144A 5.00%
12/1/35#	500,000	578,625			20,550,517
North Carolina Medical Care			Lease Revenue Bonds - 5.99%
Commission Facilities			California State Public Works
Revenue			Board Lease Revenue
(Novant Health Obligated			(Various Capital Projects)
Group) Series A 4.00%			Series A 5.00% 4/1/37	1,000,000	1,090,600
11/1/52	500,000	539,770	Idaho State Building Authority
Oklahoma Development			Revenue
Finance Authority Revenue			(Health & Welfare Project)
(OU Medicine Project)			Series A 5.00% 9/1/24	135,000	147,785
Series B 5.50% 8/15/57	215,000	254,766

4 NQ- OV9 [6/19] 8/19 (919246)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Lease Revenue Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State General			Illinois Finance Authority
Revenue Appropriations			Revenue
Series B 5.00% 3/1/29	1,000,000	$1,090,400	(Silver Cross & Medical
New Jersey Economic			Centers) 7.00%
Development Authority			8/15/44-19§	450,000	$452,993
Series WW 5.25% 6/15/30	1,000,000	1,138,180	JEA Electric System Revenue,
Public Finance Authority,			Florida
Wisconsin Airport Facilities			Series A 5.00%
Revenue			10/1/33-23§	645,000	740,699
(AFCO Investors II			Koyukuk, Alaska Revenue
Portfolio) 144A 5.75%			(Tanana Chiefs Conference
10/1/31 (AMT)#	500,000	518,825	Health Care Facility Project)
			7.75% 10/1/41-19§	300,000	304,680
		3,985,790	Louisiana Public Facilities
Local General Obligation Bonds - 3.93%			Authority Revenue
Chicago Board of Education,			(Ochsner Clinic Foundation
Illinois			Project) 6.50%
5.00% 4/1/42	205,000	225,260	5/15/37-21§	105,000	114,927
5.00% 4/1/46	210,000	230,158	Maryland State Economic
Chicago, Illinois			Development Revenue
Series A 5.50% 1/1/34	225,000	248,924	(Transportation Facilities
Series A 5.50% 1/1/49	150,000	170,555	Project) Series A 5.75%
Series C 5.00% 1/1/38	500,000	539,210	6/1/35-20§	255,000	265,177
District of Columbia			Metropolitan Transportation
			Authority Revenue,
Series A 5.00% 6/1/37	1,000,000	1,203,740	New York
		2,617,847	Series A 5.00%
Pre-Refunded/Escrowed to Maturity Bonds - 12.55%			11/15/41-21§	190,000	207,235
Bowling Green, Ohio Student			(Unrefunded) Series A
Housing Revenue			5.00% 11/15/41-21§	310,000	338,120
(CFP I State University			Monroe County, New York
Project) 6.00% 6/1/45-20§	260,000	271,086	Industrial Development
Brooklyn Arena Local			Revenue
Development, New York			(Nazareth College
Pilot Revenue			Rochester Project) 5.50%
(Barclays Center Project)			10/1/41-21§	495,000	541,926
			Monroe County, Pennsylvania
6.25% 7/15/40-20§	940,000	965,746	Hospital Authority Revenue
6.50% 7/15/30-20§	300,000	308,601	(Pocono Medical Center)
California Municipal Finance			Series A 5.00% 1/1/41-22§	500,000	543,250
Authority Mobile Home			New Jersey Economic
Park Revenue			Development Authority
(Caritas Project) Series A			Revenue
6.40% 8/15/45-20§	400,000	422,132	(MSU Student Housing
Central Texas Regional			Project) 5.875%
Mobility Authority Revenue			6/1/42-20§	450,000	468,891
Senior Lien 6.00%			New Jersey Turnpike Authority
1/1/41-21§	520,000	555,318
Hawaii Pacific Health Special			Series A 5.00% 1/1/27-22§	475,000	527,093
Purpose Revenue			Series A 5.00% 1/1/27-22§	25,000	27,742
Series A 5.50% 7/1/40-20§	300,000	312,291

(continues) NQ- OV9 [6/19] 8/19 (919246) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)			Special Tax Revenue Bonds (continued)
New York City, New York			Mosaic District, Virginia
Water & Sewer System			Community Development
Revenue			Authority Revenue
5.00% 6/15/47-23§	160,000	$183,603	Series A 6.875% 3/1/36	520,000	$551,216
Oregon State Facilities			New Jersey Economic
Authority Revenue			Development Authority
(Concordia University			Revenue
Project) Series A 144A			(Cigarette Tax)
6.125% 9/1/30-20#§	100,000	104,813	5.00% 6/15/28	200,000	214,728
Pennsylvania State Higher			5.00% 6/15/29	800,000	856,576
Educational Facilities			New York State Dormitory
Authority Revenue			Authority
(Edinboro University			Series A 5.00% 3/15/33	1,000,000	1,124,700
Foundation) 5.80%			Northampton County,
7/1/30-20 §	400,000	417,408	Pennsylvania Industrial
Pennsylvania Turnpike			Development Authority
Commission Subordinate			Revenue
(Motor License Fund)			(Route 33 Project) 7.00%
Series B 5.00%			7/1/32	205,000	231,060
12/1/41-21 §	260,000	283,044	Port Authority of Allegheny
		8,356,775	County, Pennsylvania
			Special Revenue
Special Tax Revenue Bonds - 11.67%			Transportation Refunding
Allentown, Pennsylvania			5.75% 3/1/29	900,000	963,468
Neighborhood			Public Finance Authority,
Improvement Zone			Wisconsin Airport Facilities
Development Authority			Revenue
Revenue			(American Dream @
(City Center Project) 144A			Meadowlands Project)
5.375% 5/1/42 #	175,000	192,061	144A 7.00% 12/1/50 #	380,000	454,446
Central Puget Sound,			Regional Transportation
Washington Regional			District, Colorado Tax
Transit Authority			Revenue
(Green Bond -			(Denver Transit Partners)
Improvement) Series S-1			6.00% 1/15/41	500,000	517,890
5.00% 11/1/35	750,000	883,665	Sales Tax Securitization,
Guam Government Business			Illinois
Privilege Tax Revenue			Series A 5.00% 1/1/40	500,000	567,430
Series B-1 5.00% 1/1/42	540,000	560,514	Wyandotte County, Kansas
Kansas City, Missouri			City, Kansas Unified
Redevelopment Authority			Government Special
Revenue			Obligation Revenue
(Convention Centre Hotel			(Sales Tax - Vacation Village
Project - TIF Financing)			Project A) Series A 5.75%
Series B 144A 5.00%			9/1/32	220,000	239,831
2/1/40 #	135,000	146,660
Massachusetts Bay					7,769,411
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	265,166

6 NQ- OV9 [6/19] 8/19 (919246)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
State General Obligation Bonds - 9.59%			Transportation Revenue Bonds (continued)
California State			New Orleans, Louisiana
5.25% 11/1/40	320,000	$336,038	Aviation Board
(Various Purposes)			Series B 5.00% 1/1/45
5.00% 4/1/32	270,000	364,271	(AMT)	1,000,000	$1,109,450
5.00% 10/1/41	440,000	474,522	New York Liberty
5.00% 11/1/47	1,000,000	1,197,950	Development Revenue
Series A 5.00% 10/1/28	1,000,000	1,291,800	(1 World Trade Center Port
Illinois State			Authority Construction)
			5.00% 12/15/41	500,000	540,355
5.00% 11/1/29	595,000	681,953	New York Transportation
5.00% 5/1/36	90,000	96,940	Development
5.00% 11/1/36	1,170,000	1,287,796	(La Guardia Airport)
5.00% 2/1/39	160,000	170,963	Series A 5.25% 1/1/50
Series A 5.00% 4/1/38	170,000	180,448	(AMT)	700,000	775,537
New York State			Pennsylvania Turnpike
Series A 5.00% 2/15/39	300,000	300,822	Commission Subordinate
		6,383,503	Series A-1 5.00% 12/1/43	500,000	556,090
Transportation Revenue Bonds - 25.36%			Series A-1 5.00% 12/1/47	210,000	246,494
			(Motor License Fund)
Alameda Corridor, California			Series B 5.00% 12/1/41	240,000	254,206
Transportation Authority			Port Authority of New York &
(2nd Sub Lien) Series B			New Jersey Special Project
5.00% 10/1/37	430,000	496,964	(JFK International Air
Atlanta, Georgia Department			Terminal)
of Aviation			6.00% 12/1/42	230,000	242,942
Series B 5.00% 1/1/29	1,000,000	1,146,930	6.50% 12/1/28	500,000	521,945
California Municipal Finance
Authority Mobile Home			Salt Lake City, Utah Airport
Park Revenue			Revenue
(LINXS APM Project)			Series B 5.00% 7/1/42	625,000	740,087
Series A 5.00% 12/31/47			South Jersey Port, New Jersey
(AMT)	615,000	716,573	(Subordinated Marine
Chicago, Illinois O’Hare			Terminal Revenue)
International Airport			Series A 5.00% 1/1/49	85,000	96,171
Revenue			Series B 5.00% 1/1/42
(General-Senior Lien)			(AMT)	85,000	95,028
Series D 5.25% 1/1/34	1,000,000	1,109,160	Series B 5.00% 1/1/48
Harris County, Texas Toll Road			(AMT)	195,000	216,481
Authority Revenue			St. Louis, Missouri Airport
(Senior Lien) Series A			Revenue
4.00% 8/15/48	500,000	549,975	(Lambert St. Louis
Metropolitan Transportation			International) 5.00%
Authority Revenue,			7/1/32 (AMT)	1,000,000	1,086,940
New York			Texas Private Activity Bond
Series C 0.00% 11/15/40			Surface Transportation
(BAM)^	2,500,000	1,310,150	Corporate Senior Lien
New Jersey Turnpike Authority			Revenue
Series A 4.00% 1/1/48	1,000,000	1,088,100	(Blueridge Transportation
Series B 5.00% 1/1/40	250,000	299,215	Group)
			5.00% 12/31/40 (AMT)	110,000	122,218
			5.00% 12/31/45 (AMT)	110,000	121,747

(continues) NQ- OV9 [6/19] 8/19 (919246) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value	Total Value of Securities - 146.75%
	Amount°	(US $)		(cost $91,631,966)	$97,691,544
Municipal Bonds (continued)			Liquidation Value of
Transportation Revenue Bonds (continued)				Preferred
Texas Private Activity Bond				Stock - (45.07%)	(30,000,000)
Surface Transportation			Liabilities Net of
Corporate Senior Lien				Receivables and Other
Revenue				Assets - (1.69%)	(1,122,192)
5.00% 12/31/50 (AMT)	160,000	$176,538	Net Assets Applicable to
(LBJ Infrastructure)				4,528,443 Shares
7.00% 6/30/40	285,000	300,065		Outstanding - 100.00%	$66,569,352
7.50% 6/30/33	665,000	704,375
(Mobility Partners) 7.50%			#	Security exempt from registration under Rule 144A of the Securities
12/31/31	500,000	515,060		Act of 1933, as amended. At June 30, 2019, the aggregate value
(NTE Mobility Partners)				of Rule 144A securities was $3,675,678, which represents 5.52%
6.75% 6/30/43 (AMT)	225,000	261,421		of the Fund’s net assets.
6.875% 12/31/39	1,000,000	1,025,980	¤	Tax-exempt obligations that contain a floating or variable interest
7.00% 12/31/38 (AMT)	165,000	194,038		rate adjustment formula and an unconditional right of demand to
Virginia Small Business				receive payment of the unpaid principal balance plus accrued interest
Financing Authority				upon a short notice period (generally up to 30 days) prior to specified
(Transform 66 P3 Project)				dates either from the issuer or by drawing on a bank letter of credit,
5.00% 12/31/56 (AMT)	235,000	263,924		a guarantee, or insurance issued with respect to such instrument.
		16,884,159		Each rate shown is as of June 30, 2019.
Water & Sewer Revenue Bonds - 2.90%			§	Pre-refunded bonds. Municipal bonds that are generally backed or
New York City, New York				secured by US Treasury bonds. For pre-refunded bonds, the stated
Water & Sewer System				maturity is followed by the year in which the bond will be
Revenue				pre-refunded.
(Unrefunded Balance)			°	Principal amount shown is stated in USD unless noted that the security
5.00% 6/15/47	185,000	205,690		is denominated in another currency.
Philadelphia, Pennsylvania			‡	Non-income producing security. Security is currently in default.
Water & Wastewater			• Variable rate investment. Rates reset periodically. Rate shown reflects
Revenue				the rate in effect at June 30, 2019. For securities based on a published
Series A 5.00% 7/1/45	500,000	561,105		reference rate and spread,the reference rate and spread are indicated
Southern California Water				intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
Replenishment District				LIBOR06M,etc. ) used in this report are identical for different securities,
5.00% 8/1/41	1,000,000	1,165,230		but the underlying reference rates may differ due to the timing of
		1,932,025		the reset period. Certain variable rate securities are not based on
				a published reference rate and spread but are determined by the
Total Municipal Bonds				issuer or agent and are based on current market conditions, or for
(cost $91,531,966)		97,591,544		mortgage-backed securities,are impacted by the individual mortgages
Short-Term Investment - 0.15%				which are paying off over time. These securities do not indicate a
				reference rate and spread in their description above.
Variable Rate Demand Note - 0.15%¤			^	Zero coupon security. The rate shown is the effective yield at the
Commonwealth of				time of purchase.
Massachusetts Series A
1.85% 3/1/26 •	100,000	100,000
Total Short-Term Investment
(cost $100,000)		100,000

8 NQ- OV9 [6/19] 8/19 (919246)

(Unaudited)

Summary of abbreviations:
AGM - Insured by Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
BAM - Build America Mutual Assurance Company
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
USD-USDollar

NQ- OV9 [6/19] 8/19 (919246) 9